Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 57	$ 94		$ 48	$ 110	$ 116	$ 59	$ 48						$ 110	$ 158	$ 252	$ 223
Cost of sales	(25)			(21)										(49)	(58)	(91)	(77)
Gross profit	32	61		27	73	80	37	29						61	100	161	146
Operating Expenses:
Research and development	667			387										1,150	821	1,675	2,521	3,004
Selling, general and administrative	752			689										1,574	1,242	2,755	1,326	779
Operating loss	(1,387)	(1,113)	(1,194)	(1,049)	(913)	(891)	(736)	(5,875)	(1,199)	(930)	(939)	(892)	(1,022)	(2,663)	(1,963)	(4,269)	(8,701)	(3,783)
Interest income	4			5										9	9	19	12	17
Net loss	(1,383)	(1,109)	(1,188)	(1,044)	(909)	(803)	(733)	(5,871)	(3,485)	(117)	(1,279)	(816)	(1,125)	(2,654)	(1,954)	(4,250)	(10,892)	(3,337)
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.10)	$ (0.07)	$ (0.14)	$ (0.16)	$ (0.13)	$ (0.27)	$ (0.81)	$ (0.30)
Weighted average shares outstanding - basic and diluted (in shares)	16,342,017			15,734,291										16,293,798	15,163,243	15,557,969	13,431,661	11,069,342
Comprehensive loss	$ (1,382)			$ (1,049)										$ (2,652)	$ (1,959)	$ (4,253)	$ (10,925)	$ (3,304)